GAIN FROM DISPOSAL OF COMPONENTS	12 Months Ended
Feb. 28, 2018
Gain From Disposal of Components [Abstract]
Gain From Disposal of Components Disclosure [Text Block]
15.	GAIN FROM DISPOSAL OF COMPONENTS

In fiscal year 2016, the Group acquired 30% equity interest in aggregate in Changing through the following two investment agreements:

1)	In April 2015, the Group purchased Series B+ convertible redeemable preferred shares with total cash consideration of $6,315,790.

2)
In August 2015, the Group purchased Series C convertible redeemable preferred shares at $1.6922 per share. In the meantime, several third party investors purchased Series C convertible redeemable preferred shares at the same price. In exchange for this equity interest, the Group paid consideration which consisted of $30,000,000 in cash and the transfer of the Group's Guangzhou Tutoring. A gain of $50,000,000 from the disposal of the Guangzhou Tutoring was recognized during the year ended February 29, 2016.

In addition, during the year ended February 29, 2016, a gain of $377,126 was recognized from disposal of another business component.